Non-operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 859	$ 616	$ 596
Interest income from available-for-sales securities		5	126
Interest income from bank deposits	267	314	372
Unrealized (loss) gain from marketable securities	1,401	1,999	(1,860)
Realized gain from sales of marketable securities	609	69	526
Rental income	1,111	839	793
Others	148	(154)	18
Non-operating income, net	$ 4,395	$ 3,688	$ 571